Basis of preparation and significant accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Impact on transition to IFRS 9					$ (1,647)
Profit for the year	$ 15,025	$ 11,879	$ 3,446
Amendment to IAS 12 | Pro Forma | Increase due to changes in accounting policy required by IFRSs
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Profit for the year	$ 261	$ 224
Subsequent Event | IFRS 16 | Forecast
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets				$ 5,000
Lease liabilities				$ 5,000